TAXES ON INCOME (Reconciliation of Company's Effective Tax Rate to Statutory Tax Rate) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Income before taxes on income	$ 74,689	$ 47,188	$ 32,971
Statutory tax rate in Israel	25.00%	25.00%	24.00%
Income taxes at statutory rate	18,672	11,797	7,913
Increase (decrease) in tax expenses resulting from:
Tax benefit arising from reduced rate as an "Approved Enterprise"	(11,267)	(7,192)	(3,707)
Non-deductible expenses, net	1,274	1,025	506
Adjustment for change in tax law	575		(1,800)
Decrease in taxes from prior years			(533)
Increase in taxes resulting from tax settlement with tax authorities			802
Tax adjustment in respect of foreign subsidiaries' different tax rates	741	558	72
Uncertain tax liability (ASC 740)	219	344	56
Changes in valuation allowance	97	211	(72)
Others	25	78	363
Income tax expense	$ 10,336	$ 6,821	$ 3,600
Effective tax rate	14.00%	14.00%	11.00%
Per share amounts (basic) of the tax benefit resulting from an "Approved Enterprise"	$ (0.31)	$ (0.22)	$ (0.19)
Per share amounts (diluted) of the tax benefit resulting from an "Approved Enterprise"	$ (0.30)	$ (0.22)	$ (0.19)